As filed with the Securities and Exchange
Commission on May 18, 2011, 1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ☑
PRE-EFFECTIVE AMENDMENT NO.       ☐
POST-EFFECTIVE AMENDMENT NO. 46 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       ☑
AMENDMENT NO. 48       ☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on May 18, 2011 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on ☐ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 18th day of May, 2011.

JOHN HANCOCK FUNDS II
By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	May 18, 2011

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	May 18, 2011

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee	May 18, 2011

/s/ James R. Boyle * James R. Boyle	Trustee	May 18, 2011

/s/ Peter S. Burgess * Peter S. Burgess	Trustee	May 18, 2011

/s/ Grace K. Fey* Grace K. Fey	Trustee	May 18, 2011

/s/ Theron S. Hoffman* Theron S. Hoffman	Trustee	May 18, 2011

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee	May 18, 2011

/s/ James M. Oates * James M. Oates	Trustee	May 18, 2011

/s/ Steven M. Roberts* Steven M. Roberts	Trustee	May 18, 2011

*	By Power of Attorney
JOHN HANCOCK FUNDS II

By:	/s/ Christopher Sechler Christopher Sechler
Attorney-In-Fact
Pursuant to Power of Attorney
Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement
On January 31, 2011